Financial Risk Management and Fair Values of Financial Instruments - Schedule of Foreign Currencies Materially Affected by Exchange Rate (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
USD:NTD [Member] | Financial liabilities [Member]
Monetary items
Exchange rate, financial assets	31.43	32.79
Monetary items
Foreign currency, financial liabilities	$ 48,718	$ 55,722
Exchange rate, financial liabilities	31.43	32.79
Carrying amount, financial liabilities	$ 48,718	$ 55,722
USD:JPY [Member] | Financial liabilities [Member]
Monetary items
Exchange rate, financial assets	156.52	156.22
Monetary items
Foreign currency, financial liabilities	$ 947,650	$ 546,898
Exchange rate, financial liabilities	156.52	156.22
Carrying amount, financial liabilities	$ 947,650	$ 546,898
Financial assets [Member] | USD:NTD [Member]
Monetary items
Foreign currency, financial assets	$ 58,208	$ 233,681
Exchange rate, financial assets	31.43	32.79
Carrying amount, financial assets	$ 58,208	$ 233,681
Monetary items
Exchange rate, financial liabilities	31.43	32.79
Financial assets [Member] | USD:JPY [Member]
Monetary items
Foreign currency, financial assets	$ 514,963	$ 200,039
Exchange rate, financial assets	0.2008	0.2099
Carrying amount, financial assets	$ 3,344	$ 1,281
Monetary items
Exchange rate, financial liabilities	0.2008	0.2099
Financial assets [Member] | HKD:NTD [Member]
Monetary items
Foreign currency, financial assets	$ 347	$ 347
Exchange rate, financial assets	4.038	4.222
Carrying amount, financial assets	$ 45	$ 45
Monetary items
Exchange rate, financial liabilities	4.038	4.222